RELATED PARTY TRANSACTIONS - Narrative (Details) - Shareholder loans	1 Months Ended	12 Months Ended
	Jul. 31, 2019 CAD ($) item	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Disclosure of transactions between related parties [line items]
Number of shareholders | item	2
Loan due date	5 years
Loan amount	$ 60,000
Initial fair value of loan	$ 13,596
Amortized cost of loan		$ 55,990	$ 53,185
Interest income from loan		$ 2,805	$ 2,664